Income Taxes - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income before income taxes	$ 44,853	$ 24,276
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense based on the above rates	$ 12,110	$ 6,555
Non-deductible expenses and permanent differences	1,627	1,525
Non-taxable portion of capital gain or loss	348	(433)
Withholding taxes	2,178	1,940
Change in unrecognized temporary differences and other	968	872
Income tax expense	$ 17,231	$ 10,459